Share based compensation - Additional Information (Details) - 12 months ended Dec. 31, 2019	CNY (¥)	USD ($) $ / shares
Share based compensation
Exercise price | $ / shares		$ 0.001
Number of share options outstanding | $		5,940,452
Weighted average remaining contractual life of options outstanding at end of period	9 years 22 days
Expense from share-based payment transactions with employees | ¥	¥ 47,788,000